Number of Reserved and Authorized Shares Under the Equity Incentive Plans (Detail) - shares shares in Thousands	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options outstanding	13,142	12,578
Ordinary shares available for issuance under the Equity Incentive Plans	1,693
Total Reserved and Authorized Shares as of December 31, 2016	15,903
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	893	937
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	175	195